U.S. Bond Enhanced Index Fund	07/01/2015 to 06/30/2016

ICA File Number: 811-10093
Registrant Name: T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.
Reporting Period: 07/01/2015 - 06/30/2016

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10093

T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Ryan Nolan
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: 10/31

Date of reporting period: 07/01/2015 to 06/30/2016

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 31, 2016

======================== U.S. Bond Enhanced Index Fund =========================

CAMERON INTERNATIONAL 1.4% NOTES DUE JUNE 15, 2017

Ticker:       N/A            Security ID:  BNH7YH9
Meeting Date: FEB 16, 2016   Meeting Type: Consent
Record Date:  FEB 16, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Consent to the Amendments.              N/A       Yes          Management

--------------------------------------------------------------------------------

KANSAS CITY 3.00% NOTES DUE MAY 15, 2023

Ticker:       N/A            Security ID:  BFTWGQ9
Meeting Date: NOV 11, 2015   Meeting Type: Exchange Offer
Record Date:  NOV 11, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Exchange Offer with Early Consent       N/A       Yes          Management
      Payment

============================== END NPX REPORT ==================================